Prepaid expenses and other current assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following (in thousands):

	As of	As of
	September 30,	December 31,
	2023	2022
Prepaid insurance	$865	$61
Prepaid clinical expenses	32	352
Other	77	34
Total	$974	$447

Prepaid expenses and other current assets as of December 31, 2022 and 2021 consist of the following (in thousands):

	As of	As of
	December 31,	December 31,
	2022	2021
Prepaid clinical expenses	$352	$423
Deferred financing costs	—	1,425
Other	95	84
Total	$447	$1,932